Allowances for Credit Losses	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Allowance for Credit Losses	Allowance for Credit Losses
The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2023 and December 31, 2022 comprises:

	December 31, 2023	December 31, 2022
	(in thousands)
Opening provision	$20,562	$7,081
Amounts used during the year	(13,358)	(3,913)
Amounts provided during the year	24,550	17,800
Foreign exchange	(221)	(406)
Closing provision	$31,533	$20,562